Income Taxes - Schedule of Movement in Net Deferred Tax Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Deferred tax assets:
Net operating loss carry forwards, Beginning	$ 8,480,316	$ 5,742,033	$ 3,921,905
Unabsorbed depreciation carry forwards, Beginning	54,438	9,174	8,399
Retirement benefits, Beginning	56,603	53,656	27,311
Depreciation and amortization, Beginning	50,918	25,232	15,919
Fair value changes on convertible notes, Beginning		3,967
Others, Beginning	5,965	288,348	55,267
Less: valuation allowance, Beginning	(8,565,895)	(6,052,307)	(3,994,222)
Net operating loss carry forwards recognized or reversed through statements of operations	16,653,882	2,738,283	1,820,128
Unabsorbed depreciation carry forwards recognized or reversed through statements of operations	52,722	45,264	775
Retirement benefits recognized or reversed through statements of operations	17,984	2,947	26,344
Depreciation and amortization recognized or reversed through statements of operations	73,351	25,686	9,314
Fair value changes on convertible notes recognized or reversed through statements of operations		(3,967)	3,967
Others recognized or reversed through statements of operations	235,338	(282,383)	233,081
Less: valuation allowance recognized or reversed through statements of operations	(16,955,313)	(2,513,588)	(2,058,085)
Net operating loss carry forwards, Ending	25,134,198	8,480,316	5,742,033
Unabsorbed depreciation carry forwards, Ending	107,160	54,438	9,174
Retirement benefits, Ending	74,587	56,603	53,656
Depreciation and amortization, Ending	124,269	50,918	25,232
Fair value changes on convertible notes, Ending			3,967
Others, Ending	241,303	5,965	288,348
Less: valuation allowance, Ending	(25,521,208)	(8,565,895)	(6,052,307)
Deferred tax liabilities:
Intangibles on account of business combination, Beginning	0	(117,729)	(11,039)
Gain on convertible notes, Beginning				$ (32,778)
Intangibles on account of business combination recognized or reversed through statements of operations	(523,462)	117,729	(106,690)
Gain on convertible notes recognised or reversed through statements of operations.			32,778
Currency translation recognized or reversed through statements of operations	(23,255)	(1,286)	(1,131)
Intangibles on account of business combination, Ending	(523,462)	0	(117,729)
Acquisitions recognized or reversed through statements of operations	606,512		128,985
Currency translation of Currency Translation And Acquisitions	(23,255)	1,286	1,131
Acquisitions impact of Currency Translation And Acquisitions	(606,512)		(128,985)
Net deferred tax assets/ (liabilities), Ending		82,345
Net deferred tax liabilities, Beginning		(47,626)	(9,238)
Deferred Tax Assets, Net Recognized Or Reversed Through Statements of Operations, Total	137,759	128,685	89,466
Net deferred tax assets/ (liabilities) impact of Currency Translation And Acquisitions	(583,257)	1,286	(127,854)
Net deferred tax assets/ (liabilities), Ending		$ (82,345)
Net deferred tax liabilities, Ending	$ (363,153)		$ (47,626)